LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

June 22, 1998

Dear Shareholder:

The 11 months ended May 31, 1998 were quite volatile for small growth companies. In fact, May marked the second-largest monthly decline for small-cap stocks in seven years. The Russell 2000 Growth Index returned a lukewarm 12.05% for the 11-month period. We are pleased to report that the J.P. Morgan U.S. Small Company Opportunities Fund handled the volatility very well, returning a strong 22.28%.* The fund's peers, as measured by the Lipper Small Company Growth Fund Average, returned 16.64% for the same period. Since the fund's inception date, June 16, 1997, the fund has returned 25.70%.

The fund's net asset value increased from $10.00 per share on June 16, 1997, (commencement of operations) to $12.57 per share on May 31, 1998. The fund's net assets stood at approximately $188.9 million at the end of May. The net assets of The U.S. Small Company Opportunities Portfolio, in which the fund invests, totaled approximately $188.6 million at May 31, 1998. There were no distributions made during the period.

The report that follows includes an interview with Candice Eggerss, a member of the portfolio management team for The U.S. Small Company Opportunities Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and reiterate the fund's investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,


/S/ Ramon de Oliveira                        /S/ Keith M. Schappert

Ramon de Oliveira                            Keith M. Schappert
Chairman of Asset Management                 President of Asset Management
 Services                                     Services
J.P. Morgan & Co. Incorporated               J.P. Morgan & Co. Incorporated

*THE FUND COMMENCED OPERATIONS ON JUNE 16, 1997. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JUNE 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .1      FUND FACTS AND HIGHLIGHTS. . . . . . .5

FUND PERFORMANCE. . . . . . . . .2      SPECIAL FUND-BASED SERVICES. . . . . .6

PORTFOLIO MANAGER Q&A . . . . . .3      FINANCIAL STATEMENTS . . . . . . . . .8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on June 16, 1997,* would have grown to $12,228 on May 31, 1998.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS
                                                  ----------------------------
                                                  THREE     SIX     SINCE
AS OF MAY 31, 1998                                MONTHS    MONTHS  INCEPTION*
------------------------------------------------------------------------------
J.P. Morgan U.S. Small Company Opportunities Fund -2.48%    10.55%    22.28%

Russell 2000 Growth Index**                       -2.78%     4.45%    12.05%

Lipper Small Company Growth Fund Average          -0.42%     6.38%    16.64%

AS OF MARCH 31, 1998
------------------------------------------------------------------------------
J.P. Morgan U.S. Small Company Opportunities Fund 15.20%    11.53%    32.68%

Russell 2000 Growth Index**                       11.88%     2.71%    20.09%

Lipper Small Company Growth Fund Average          10.89%     5.32%    22.64%

GROWTH OF $10,000 SINCE FUND INCEPTION*

JUNE 16, 1997* - MAY 31, 1998

[CHART]


               J.P. Morgan U.S.                        Lipper Small
               Small Company       Russell 2000        Company Growth
             Opportunities Fund    Growth Index        Fund Average
             ------------------    ------------        --------------
6/97             $10,000             $10,000             $10,000
                 $10,632             $10,512             $10,631
                 $10,846             $10,828             $10,827
9/97             $11,897             $11,692             $11,643
                 $11,206             $10,990             $11,136
                 $11,060             $10,728             $10,976
12/97            $11,518             $10,734             $11,066
                 $11,508             $10,591             $10,882
                 $12,539             $11,526             $11,729
3/98             $13,268             $12,009             $12,277
                 $13,239             $12,083             $12,379
5/98             $12,228             $11,205             $11,681



LIPPER PERFORMANCE AVERAGES ARE CALCULATED BY TAKING AN ARITHMETIC AVERAGE OF THE RETURNS OF THE FUNDS IN THE GROUP. THE AVERAGE ANNUALIZED RETURNS WHICH RESULT FROM THIS METHODOLOGY WILL DIFFER FROM ANNUALIZING THE GROWTH OF THE MINIMUM INITIAL INVESTMENT.


*THE FUND COMMENCED OPERATIONS ON JUNE 16, 1997, AND HAS PROVIDED A TOTAL RETURN OF 25.70% FROM THAT DATE THROUGH MAY 31, 1998. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JUNE 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

** THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX OF SMALL, GROWTH-ORIENTED U.S. STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with CANDICE EGGERSS, a member of the portfolio management team for The U.S. Small Company Opportunities Portfolio. Candice has been with Morgan since 1996, and has nearly 13 years of industry experience. Prior to joining Morgan, Candice was employed by Weiss, Peck & Greer, Equitable Capital Management, and Morgan Stanley, where she held positions including analyst, portfolio manager, and research director. Candice received her BS from Stanford University and her MBA from Columbia University. This interview took place on June 9, 1998, and reflects Candice's views on that date.

HOW WOULD YOU DESCRIBE THE SMALL-CAP MARKET DURING THE 11 MONTHS SINCE THE PORTFOLIO'S INCEPTION?

CE: The period was not an easy one for small caps. In the fourth quarter of 1997 and again in May of 1998, small caps suffered fallout from the troubles in Asia. Investors reacted to the crisis overseas by selling their small-cap stocks and investing in large caps. In fact, May saw the second-biggest monthly drop in the Russell 2000 Growth Index in seven years -- a 31-day loss of 7.27%. We are now in the fifth year of underperformance by small stocks relative to the blue chips -- an unusually long period.

HOW DID THE FUND PERFORM DURING THIS CHALLENGING PERIOD?

CE: From June 30, 1997, through May 31, 1998, the J.P. Morgan U.S. Small Company Opportunities Fund returned 22.28%.* The fund nearly doubled the 12.05% return of the Russell 2000 Growth Index -- very gratifying performance, indeed. The fund's peers, as measured by the Lipper Small Company Growth Fund Average, returned 16.64% for the same period. We have our stock selection process to thank for the fund's superior performance over the past 11 months. Since the fund's inception on June 16, 1997, the fund has returned 25.70%

WHAT WERE SOME OF THE STOCKS THAT HELPED YOU SURPASS THE INDEX BY SUCH A WIDE MARGIN?

CE: Intermedia Communications, Inc. was the single largest contributor to the portfolio's success. The company is a leading competitive local exchange carrier and has capitalized on recent deregulatory trends in the telecommunications industry. Intermedia has been growing extremely quickly through a combination of strategic acquisitions and internal growth strategies.

Party City Corp. is an industry leader in retail party supplies. Continued dominance of its industry, combined with significant growth prospects and quality execution of its strategy led to this company's significant positive impact on the portfolio.

*THE FUND COMMENCED OPERATIONS ON JUNE 16, 1997. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JUNE 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY AVERAGE WERE AVAILABLE.

Datastream Systems, Inc. is a technology company that specializes in client/server application software for use in scheduling maintenance and tracking assets. The company has grown at a rate greater than 50% -- substantially higher than the 20% growth rate of the industry as a whole. Datastream is a key beneficiary of a growing trend among industrial companies to further automate their business processes.

Bally Total Fitness Holding Corp., the number one operator of health clubs in the U.S., added significantly to the portfolio's performance. A new management team leveraged Bally's powerful brand name by refurbishing the health clubs, introducing new products and services, and raising prices.

MedQuist, Inc., the leader in medical transcription services, also had a positive impact on the portfolio's performance. When we began purchasing the stock, MedQuist was trading below the price its rate of growth should have commanded. As we held the stock through 1997 and into 1998, MedQuist continued to beat Wall Street's earnings estimates. This led to a price that is more in line with the stock's growth rate. It also led to superior performance by the stock.

WHAT OTHER FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

CE: We have the flexibility in this portfolio to overweight or underweight the various sector, or industry groups, that make up the small-cap market. If we believe that the prospects for a particular sector are good over the near term, we may increase the portfolio's exposure to that sector by up to five percentage points. By the same token, we may reduce the portfolio's exposure to the sectors that we believe will not do well over the coming months by as much as five percentage points.

Since the portfolio's inception, we have held an overweighted position in the consumer services sector. This group includes leisure companies and education firms. We had almost double the market weighting in this sector, and roughly three times the performance of the sector.

WHAT IS YOUR OUTLOOK FOR SMALL-CAP STOCKS IN THE COMING MONTHS?

CE: We are quite bullish on small-cap stocks relative to large-cap stocks. We think that earnings will be improving through the rest of 1998 and into 1999. Small-cap stocks are selling at their lowest prices in nearly six years, so we find these companies attractively valued. The price/earnings ratio of the average stock in the Russell 2000 Index is typically 25% higher than that of the average stock in the S&P 500 Index. With the difficult small-cap market of recent years, however, that premium has now become a discount -- large-cap stocks now demonstrate higher price/earnings ratios than small caps.

Our stock picking process has been the greatest contributor to the portfolio's performance, so we continue to concentrate our efforts in that area. We are still finding very attractive ideas in the small-cap market. The fact that J.P. Morgan conducts its own in-house research -- what we call our information advantage -- is key in the small-cap market, where companies are not followed as closely by Wall Street analysts. We believe this information advantage will continue to stand us in good stead.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan U.S. Small Company Opportunities Fund seeks to provide long term capital appreciation from a portfolio of equity securities of small companies. The fund seeks to outperform the Russell 2000 Growth Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
6/16/97

--------------------------------------------------------------------------------
FUND NET ASSESTS AS OF 5/31/98
$188,932,110

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/98
$188,578,915

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
8/14/98, 12/18/98

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98

EXPENSE RATIO
The fund's current annualized expense ratio of 1.19% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

CONSUMER GOODS & SERVICES                    21.6%

TECHNOLOGY                                   19.9%

HEALTH CARE                                  19.0%

FINANCE                                      11.9%

INDUSTRIAL PRODUCTS & SERVICES                8.3%

ENERGY                                        2.9%

UTILITIES                                     2.9%

BASIC INDUSTRIES                              2.2%

OTHER                                         2.4%

SHORT-TERM                                    8.9%


LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
--------------------------------------------------------------
NATIONAL COMMERCE BANCORPORATION (FINANCE)             1.6%

ON ASSIGNMENT, INC. (INDUSTRIAL PRODUCTS               1.3%
     & SERVICES)

ADVANCED LIGHTING TECHNOLOGIES, INC. (TECHNOLOGY)      1.3%

BANK UNITED CORP., CLASS A (FINANCE)                   1.2%

ASA HOLDINGS, INC. (TRANSPORTATION)                    1.2%

EDUCATION MANAGEMENT CORP. (CONSUMER GOODS             1.2%
     & SERVICES)

PEGASUS SYSTEMS, INC. (TECHNOLOGY)                     1.2%

TRANSITIONS SYSTEMS, INC. (HEALTH CARE)                1.1%

ANDRX CORP. (HEALTH CARE)                              1.1%

CINAR FILMS, INC., CLASS B (CONSUMER GOODS             1.1%
     & SERVICES)

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted to meet their most critical investment objectives.

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends.

 - Make investments through the J.P. Morgan Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.


IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORKSERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective). Historically, small-company stocks have been more volatile than large-company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company
  Opportunities Portfolio ("Portfolio"), at value  $188,578,915
Receivable for Shares of Beneficial Interest Sold     1,120,824
Deferred Organization Expenses                           11,317
Receivable for Expense Reimbursements                       376
Prepaid Trustees' Fees                                      337
Prepaid Expenses and Other Assets                            59
                                                   ------------
    Total Assets                                    189,711,828
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              652,094
Shareholder Servicing Fee Payable                        40,994
Organization Expenses Payable                            10,587
Administrative Services Fee Payable                       4,758
Administration Fee Payable                                  628
Fund Services Fee Payable                                   177
Accrued Expenses                                         70,480
                                                   ------------
    Total Liabilities                                   779,718
                                                   ------------

NET ASSETS
Applicable to 15,035,022 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $188,932,110
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $12.57
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $176,896,482
Accumulated Net Realized Gain on Investment           4,516,718
Net Unrealized Appreciation of Investment             7,518,910
                                                   ------------
    Net Assets                                     $188,932,110
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 16, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $   529,020
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $244)                                        272,912
Allocated Portfolio Expenses (Net of
  Reimbursement of $3,597)                                       (838,130)
                                                              -----------
    Net Investment Loss Allocated from Portfolio                  (36,198)
OTHER INCOME                                                       14,661
                                                              -----------
                                                                  (21,537)
FUND EXPENSES
Shareholder Servicing Fee                          $248,525
Registration Fees                                    67,250
Administrative Services Fee                          29,555
Transfer Agent Fees                                  21,497
Printing Expenses                                    13,500
Professional Fees                                    12,144
Fund Services Fee                                     3,084
Amortization of Organization Expenses                 2,683
Administration Fee                                    2,410
Line of Credit Expense                                  998
Trustees' Fees and Expenses                             654
Insurance Expense                                       141
Miscellaneous                                         1,560
                                                   --------
    Total Fund Expenses                             404,001
Less: Reimbursement of Expenses                     (55,593)
                                                   --------
NET FUND EXPENSES                                                 348,408
                                                              -----------
NET INVESTMENT LOSS                                              (369,945)
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     4,883,980
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           7,518,910
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $12,032,945
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $         (369,945)
Net Realized Gain on Investment Allocated from
  Portfolio                                                 4,883,980
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                       7,518,910
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                           12,032,945
                                                   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          207,393,425
Cost of Shares of Beneficial Interest Redeemed            (30,494,260)
                                                   -------------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                 176,899,165
                                                   -------------------
    Total Increase in Net Assets                          188,932,110
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period                                      $      188,932,110
                                                   -------------------
                                                   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                     FOR THE PERIOD
                                                     JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                      OPERATIONS)
                                                        THROUGH
                                                      MAY 31, 1998
                                                   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.00
                                                   ------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                       (0.02)
Net Realized and Unrealized Gain on Investment             2.59
                                                   ------------------
Total from Investment Operations                           2.57
                                                   ------------------

NET ASSET VALUE, END OF PERIOD                         $  12.57
                                                   ------------------
                                                   ------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                              25.70%
Net Assets, End of Period (in thousands)               $188,932
Ratios to Average Net Assets
  Expenses                                                 1.19%(a)
  Net Investment Loss                                     (0.37)%(a)
  Expenses without Reimbursement                           1.25%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan U.S. Small Company Opportunities Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on June 16, 1997. Prior to January 1, 1998, the trust and the fund's names were The JPM Pierpont Funds and The JPM Pierpont U.S. Small Company Opportunities Fund, respectively.

The fund invests all of its investable assets in The U.S. Small Company Opportunities Portfolio (the "portfolio"), a no-load, diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (100% at May 31, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss.

   c) Distributions to shareholders of net investment income are declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   g) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement as of May 31, 1998 was to decrease Paid-In Capital by $2,683, decrease Accumulated Net

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      Investment Loss by $369,945 and decrease Accumulated Net Realized Gain on Investment by $367,262. The adjustment was primarily due to a reclass of current year net operating loss. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $2,410.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $29,555.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.20% of the average daily net assets of the fund through September 30, 1998. For the period June 16, 1997 (commencement of operations) through May 31, 1998, Morgan has agreed to reimburse the fund $55,593 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $248,525.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,084 for the period June 16, 1997 (commencement of operations) through May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
Shares of beneficial interest sold...............          17,556,034
Shares of beneficial interest redeemed...........          (2,521,012)
                                                   -------------------
Net Increase.....................................          15,035,022
                                                   -------------------
                                                   -------------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the agreement has extended the agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the agreement at May 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan U.S. Small Company Opportunities Fund
(Formerly The JPM Pierpont U.S. Small Company Opportunities Fund)

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan U.S. Small Company Opportunities Fund (one of the series constituting part of the J.P. Morgan Funds), hereafter referred to as the "Fund", at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 16, 1997 (commencement of operations) through May 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 17, 1998

The U.S. Small Company Opportunities Portfolio

Annual Report May 31, 1998

(The following pages should be read in conjunction with the J.P. Morgan U.S. Small Company Opportunities Fund
Annual Financial Statements)

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
COMMON STOCKS (89.7%)
BASIC INDUSTRIES (2.2%)
AGRICULTURE (0.8%)
Delta & Pine Land Co.............................    34,633   $   1,482,725
                                                              -------------

CHEMICALS (0.5%)
Albemarle Corp...................................    26,400         641,850
Geon Co..........................................    16,900         365,462
                                                              -------------
                                                                  1,007,312
                                                              -------------

FOREST PRODUCTS & PAPER (0.2%)
Universal Forest Products, Inc...................    21,000         358,969
                                                              -------------

METALS & MINING (0.7%)
Mueller Industries, Inc.+........................    40,000       1,240,000
                                                              -------------
  TOTAL BASIC INDUSTRIES.........................                 4,089,006
                                                              -------------
CONSUMER GOODS & SERVICES (20.9%)
APPARELS & TEXTILES (1.2%)
Ashworth, Inc.+..................................    65,800         832,781
Genesco, Inc.+...................................   103,900       1,337,712
                                                              -------------
                                                                  2,170,493
                                                              -------------

BROADCASTING & PUBLISHING (2.1%)
Emmis Broadcasting Corp., Class A+...............     3,200         134,400
Hearst-Argyle Television, Inc.+..................    35,800       1,291,037
Journal Register Co.+............................    56,800       1,136,000
Univision Communications, Inc., Class A+.........    24,000         834,000
Ziff-Davis, Inc.+................................    30,900         521,437
                                                              -------------
                                                                  3,916,874
                                                              -------------
EDUCATION (4.0%)
Advantage Learning Systems, Inc.+................    24,200         647,350
Bright Horizons, Inc.+...........................    24,700         619,044
Caliber Learning Network, Inc.+..................     6,600         109,725
Children's Comprehensive Services, Inc.+.........    52,800         897,600
CorporateFamily Solutions, Inc.+.................    26,000         606,125
DeVry, Inc.+.....................................    22,200         883,837
Education Management Corp.+......................    65,600       2,293,950

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
EDUCATION (CONTINUED)

ITT Educational Services, Inc.+..................    51,700   $   1,473,450
ViaGrafix Corp.+.................................     5,400          33,075
                                                              -------------
                                                                  7,564,156
                                                              -------------

ENTERTAINMENT, LEISURE & MEDIA (5.1%)
Action Performance Companies, Inc.+..............    60,700       1,688,219
AMF Bowling, Inc.+...............................     8,300         207,500
Championship Auto Racing Teams, Inc.+............     5,700         111,150
Cinar Films Inc., Class B+.......................   103,200       1,999,500
Imax Corp.+......................................    27,100         686,816
Metromedia International Group, Inc.+............    34,400         464,400
Premier Parks, Inc.+.............................    25,000       1,328,125
ResortQuest International, Inc.+.................    44,300         672,806
Steiner Leisure, Ltd.+(i)........................    52,050       1,545,234
Ticketmaster Group, Inc.+........................    32,600         892,425
                                                              -------------
                                                                  9,596,175
                                                              -------------

FOOD, BEVERAGES & TOBACCO (0.3%)
Hain Food Group, Inc.+...........................    23,400         527,231
                                                              -------------

HEALTH & PERSONAL CARE (0.9%)
Bally Total Fitness Holding Corp.+...............    54,400       1,754,400
                                                              -------------

PERSONAL CARE (0.7%)
French Fragrances, Inc.+.........................    77,700       1,333,041
                                                              -------------

RESTAURANTS & HOTELS (1.8%)
Friendly Ice Cream Corp.+........................    64,000       1,608,000
Sun International Hotels Ltd.+(i)................    28,600       1,306,662
Vail Resorts, Inc.+..............................    16,700         484,300
                                                              -------------
                                                                  3,398,962
                                                              -------------

RETAIL (4.8%)
A.C. Moore Arts & Crafts, Inc.+..................    70,400       1,183,600
DM Management Co.+...............................    12,900         395,062
Fingerhut Companies, Inc.........................    18,500         542,281
Guitar Center, Inc.+.............................    21,900         578,297
Hibbett Sporting Goods, Inc.+....................     8,500         287,406
Insight Enterprises, Inc.+.......................    33,000       1,033,312
Kenneth Cole Productions, Inc., Class A+.........    30,100         690,419

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
RETAIL (CONTINUED)
Maxwell Shoe Company, Inc., Class A+.............    42,700   $     835,319
Party City Corp.+................................    50,050       1,479,603
Steven Madden, Ltd.+.............................    47,400         460,669
United Natural Foods, Inc.+......................    58,400       1,536,650
                                                              -------------
                                                                  9,022,618
                                                              -------------
  TOTAL CONSUMER GOODS & SERVICES................                39,283,950
                                                              -------------

ENERGY (2.9%)
GAS EXPLORATION (1.8%)
Devon Energy Corp................................    52,900       1,940,769
FX Energy, Inc.+.................................    31,400         326,756
Patterson Energy, Inc.+..........................    95,700       1,073,634
                                                              -------------
                                                                  3,341,159
                                                              -------------
OIL-SERVICES (1.1%)
National-Oilwell, Inc.+..........................    38,600       1,348,587
Transmontaigne Oil Co.+..........................    49,000         793,187
                                                              -------------
                                                                  2,141,774
                                                              -------------
  TOTAL ENERGY...................................                 5,482,933
                                                              -------------

FINANCE (11.8%)
BANKING (4.4%)
Bank of Commerce.................................    24,500         441,000
Bank United Corp., Class A.......................    46,600       2,325,631
FNB Financial Services Corp......................     8,300         203,350
Imperial Bancorp+................................    14,000         409,500
National Commerce Bancorporation.................    68,600       3,037,694
Silicon Valley Bancshares+.......................    25,800         854,625
Webster Financial Corp...........................    32,000       1,071,000
                                                              -------------
                                                                  8,342,800
                                                              -------------

FINANCIAL SERVICES (3.0%)
Federal Agricultural Mortgage Corp. , Class C+...    20,700       1,384,312
Financial Federal Corp.+.........................    67,500       1,582,031
Medallion Financial Corp.........................    74,000       1,845,375
Ocwen Financial Corp.+...........................    33,500         816,562
                                                              -------------
                                                                  5,628,280
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

INSURANCE (2.4%)
Annuity and Life Re (Holdings), Ltd.+(i).........     9,000   $     205,031
CMAC Investment Corp.............................    18,600       1,125,300
Nationwide Financial Services, Inc., Class A.....    20,300         881,781
Penn Treaty American Corp.+......................    60,800       1,846,800
RenaissanceRe Holdings, Ltd.(i)..................    11,200         523,600
                                                              -------------
                                                                  4,582,512
                                                              -------------

REAL ESTATE INVESTMENT TRUSTS (2.0%)
ElderTrust.......................................    28,200         444,150
Equity Office Properties Trust...................    17,300         475,750
Innkeepers USA Trust.............................    96,700       1,347,756
Ocwen Asset Investment Corp......................    55,600         945,200
Storage USA, Inc.................................    16,400         609,875
                                                              -------------
                                                                  3,822,731
                                                              -------------
  TOTAL FINANCE..................................                22,376,323
                                                              -------------

HEALTHCARE (18.9%)
BIOTECHNOLOGY (5.8%)
Affymetrix, Inc.+................................    33,100         890,597
Alkermes, Inc.+..................................    17,500         383,906
Applied Analytical Industries, Inc.+.............    55,300         570,281
ArQule, Inc.+....................................    60,400         864,475
BioReliance Corp.+...............................    38,000         560,500
Human Genome Sciences, Inc.+.....................    27,200         980,050
IDEC Pharmaceuticals Corp.+......................    58,500       1,839,094
Incyte Pharmaceuticals, Inc.+....................    44,700       1,641,328
Millennium Pharmaceuticals, Inc.+................    55,900         988,731
Novoste Corp.+...................................    13,200         331,650
SangStat Medical Corp.+..........................    64,200       1,681,237
Synaptic Pharmaceutical Corp.+...................    17,100         257,569
                                                              -------------
                                                                 10,989,418
                                                              -------------

HEALTH SERVICES (5.2%)
Alternative Living Services, Inc.+...............    12,300         333,637
Assisted Living Concepts, Inc.+..................    24,200         390,225
Boron, LePore & Associates, Inc.+................     7,500         220,312
Curative Health Services, Inc.+..................    56,900       1,582,531
Healthcare Recoveries, Inc.+.....................    67,100       1,218,284
INMET Systems, Inc.+.............................    44,400         491,175
Kendle International, Inc.+......................    75,300       1,990,744
MedQuist, Inc.+..................................    29,600       1,295,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
HEALTH SERVICES (CONTINUED)
Professional Detailing, Inc.+....................     6,000   $     126,375
Transition Systems, Inc.+........................   105,610       2,098,999
                                                              -------------
                                                                  9,747,282
                                                              -------------

MEDICAL SUPPLIES (3.4%)
AutoCyte, Inc.+..................................    75,200         535,800
Closure Medical Corp.+...........................    26,400         669,900
Focal, Inc.+.....................................    27,200         338,300
IDEXX Laboratories, Inc.+........................    37,700         841,181
Sabratek Corp.+..................................    63,500       1,666,875
Symphonix Devices, Inc.+.........................     3,700          38,850
Ventana Medical Systems, Inc.+...................    69,700       1,807,844
Vysis, Inc.+.....................................    39,200         414,050
                                                              -------------
                                                                  6,312,800
                                                              -------------
PHARMACEUTICALS (4.5%)
Algos Pharmaceutical Corp.+......................    49,100       1,790,616
Andrx Corp.+.....................................    59,300       2,005,081
Ascent Pediatrics, Inc.+.........................    65,400         249,337
AXYS Pharmaceuticals, Inc.+......................    90,100         695,459
Columbia Laboratories, Inc.+.....................    63,700         537,469
Ligand Pharmaceuticals, Class B+.................    52,600         734,756
PathoGenesis Corp.+..............................    55,300       1,976,975
U.S. Bioscience, Inc.+...........................    59,000         553,125
                                                              -------------
                                                                  8,542,818
                                                              -------------
  TOTAL HEALTHCARE...............................                35,592,318
                                                              -------------

INDUSTRIAL PRODUCTS & SERVICES (8.3%)
COMMERCIAL SERVICES (6.1%)
ACSYS, Inc.+.....................................    18,100         270,934
Administaff, Inc.+...............................    30,400       1,246,400
Charles River Associates, Inc.+..................     4,300         109,919
First Consulting Group, Inc.+....................     9,000         199,969
Mac-Gray Corp.+..................................     8,200         117,875
On Assignment, Inc.+.............................    74,800       2,505,800
Personnel Group of America, Inc.+................    56,900       1,152,225
Provant, Inc.+...................................    28,000         549,500
Snyder Communication, Inc.+......................    29,600       1,193,250
Staffmark, Inc.+.................................    48,100       1,764,669
Vincam Group, Inc.+..............................    64,000       1,280,000
Wackenhut Corrections Corp.+.....................    15,700         380,725
Youth Services International, Inc.+..............    87,100         628,753
                                                              -------------
                                                                 11,400,019
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

MANUFACTURING (0.4%)
Alyn Corp.+......................................    30,300   $     244,294
Monaco Coach Corp.+..............................    16,800         452,550
                                                              -------------
                                                                    696,844
                                                              -------------

PACKAGING & CONTAINERS (1.8%)
Ivex Packaging Corp.+............................    76,300       1,769,206
Schawk, Inc., Class A............................   113,000       1,695,000
                                                              -------------
                                                                  3,464,206
                                                              -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                15,561,069
                                                              -------------

TECHNOLOGY (19.4%)
AEROSPACE (0.6%)
L-3 Communications Holdings, Inc.+...............     2,800          78,400
Orbital Sciences Corp.+..........................    25,700       1,052,094
                                                              -------------
                                                                  1,130,494
                                                              -------------

COMPUTER PERIPHERALS (1.6%)
HMT Technology Corp.+............................    71,000         827,594
Radiant Systems, Inc.+...........................    67,500       1,109,531
SCM Microsystems, Inc.+..........................    18,600       1,070,081
                                                              -------------
                                                                  3,007,206
                                                              -------------

COMPUTER SOFTWARE (5.5%)
Aspen Technologies, Inc.+........................    23,700       1,055,391
Concord Communications, Inc.+....................    27,300         631,312
CrossKeys Systems Corp.+.........................    35,900         371,341
Datastream Systems, Inc.+........................    71,100       1,510,875
Evolving Systems, Inc.+..........................     1,900          35,625
FARO Technologies, Inc.+.........................    27,800         299,719
Harbinger Corp.+.................................    63,750       1,484,180
HNC Software, Inc.+..............................    38,000       1,312,187
Inspire Insurance Solutions, Inc.+...............    28,800         935,100
Macromedia, Inc.+................................    50,100         793,772
MAPICS, Inc.+....................................   104,000       1,826,500
Powerhouse Technologies, Inc.+...................    16,300         157,397
                                                              -------------
                                                                 10,413,399
                                                              -------------

COMPUTER SYSTEMS (0.1%)
Princeton Video Image, Inc.+.....................    39,300         194,044
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
ELECTRICAL EQUIPMENT (1.3%)
Advanced Lighting Technologies, Inc.+............   100,700   $   2,498,619
                                                              -------------

INFORMATION PROCESSING (6.7%)
Applied Graphics Technologies, Inc.+.............    21,800       1,046,400
Aris Corp.+......................................    42,700       1,203,606
CNET, Inc.+......................................    17,300         627,125
Computer Horizons Corp.+.........................    42,000       1,403,063
Condor Technology Solutions, Inc.+...............    44,000         617,375
CSG Systems International, Inc.+.................     9,600         410,100
Diamond Technology Partners, Inc., Class A+......    47,000       1,101,563
Exodus Communications, Inc.+.....................     2,100          71,728
Getty Images, Inc.+..............................    24,600         499,688
ONSALE, Inc.+....................................    17,000         432,969
Pegasus Systems, Inc.+...........................    86,800       2,235,100
Profit Recovery Group International, Inc.+.......    71,000       1,735,063
USCS International, Inc.+........................    69,300       1,301,541
                                                              -------------
                                                                 12,685,321
                                                              -------------

SEMICONDUCTORS (2.0%)
American Xtal Technology, Inc.+..................     4,900          54,513
ARM Holdings plc (Spons. ADR)+...................     2,200          78,650
ATMI, Inc.+......................................    53,100         962,438
Broadcom Corp.+..................................     3,100         159,456
Genesis Microchip, Inc.+.........................     2,900          35,344
Integrated Device Technology, Inc.+..............    25,600         239,600
Intevac, Inc.+...................................    28,300         269,734
Kopin Corp.+.....................................    17,600         332,750
Parlex Corp.+....................................    23,400         440,213
SIPEX Corp.+.....................................    57,000       1,236,188
                                                              -------------
                                                                  3,808,886
                                                              -------------

TELECOMMUNICATIONS-EQUIPMENT (1.6%)
AmeriLink Corp.+.................................    12,700         189,363
Davox Corp.+.....................................    14,200         261,813
Excel Switching Corp.+...........................    38,200         752,063
Glenayre Technologies, Inc.+.....................    43,600         668,988
Natural Microsystems Corp.+......................    48,000       1,027,500
Verio, Inc.+.....................................     4,500         102,797
                                                              -------------
                                                                  3,002,524
                                                              -------------
  TOTAL TECHNOLOGY...............................                36,740,493
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

TELECOMMUNICATIONS (1.0%)
TELECOMMUNICATION SERVICES (1.0%)
IDT Corp.+.......................................     9,600   $     250,800
Omnipoint Corp.+.................................    37,000         760,813
Premiere Technologies, Inc.+.....................    34,600         828,238
                                                              -------------
  TOTAL TELECOMMUNICATIONS.......................                 1,839,851
                                                              -------------

TRANSPORTATION (1.4%)
AIRLINES (1.2%)
ASA Holdings, Inc................................    58,500       2,297,953
                                                              -------------

TRANSPORT & SERVICES (0.2%)
C.H. Robinson Worldwide, Inc.....................    19,000         437,000
                                                              -------------
  TOTAL TRANSPORTATION...........................                 2,734,953
                                                              -------------

UTILITIES (2.9%)
NATURAL GAS (0.3%)
MarkWest Hydrocarbon, Inc.+......................    36,000         630,000
                                                              -------------

TELEPHONE (2.6%)
Electric Lightwave, Inc., Class A+...............    44,300         606,356
ICG Communications, Inc.+........................    23,000         697,188
Intermedia Communications, Inc.+.................    20,700       1,533,094
MetroNet Communications Corp., Class B+..........    33,100         930,938
NEXTLINK Communications, Inc., Class A+..........    34,100       1,063,494
                                                              -------------
                                                                  4,831,070
                                                              -------------
  TOTAL UTILITIES................................                 5,461,070
                                                              -------------
  TOTAL COMMON STOCKS (COST $161,847,103)........               169,161,966
                                                              -------------

CONVERTIBLE PREFERRED STOCKS (0.2%)
CONSUMER GOODS & SERVICES (0.2%)
ENTERTAINMENT, LEISURE & MEDIA (0.2%)
Metromedia International Group, Inc. (cost
  $320,515)......................................     6,000         336,000
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT        VALUE
-------------------------------------------------  ------------  ------------
FIXED INCOME SECURITIES (0.4%)
TECHNOLOGY (0.4%)
COMPUTER SOFTWARE (0.4%)
HNC Software Inc., 4.75% due 09/01/98............  $   225,000   $    237,937
Quadramed Corp., 144A, 5.25% due 11/01/98........      500,000        490,000
                                                                 ------------
  TOTAL TECHNOLOGY...............................                     727,937
                                                                 ------------
  TOTAL FIXED INCOME SECURITIES (COST
   $725,000).....................................                     727,937
                                                                 ------------

CONVERTIBLE BONDS (0.5%)
CONSUMER GOODS & SERVICES (0.5%)
ENTERTAINMENT, LEISURE & MEDIA (0.5%)
Family Golf Centers, Inc., 144A, 5.75% due
  04/15/99 (cost $750,000).......................      750,000        935,625
                                                                 ------------

SHORT-TERM INVESTMENTS (8.8%)
OTHER INVESTMENT COMPANIES (1.8%)
Seven Seas Money Market Fund, 5.25% due
  06/01/98.......................................    3,423,614     3,423,614
                                                                ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT        VALUE
-------------------------------------------------  -----------  ------------

U.S. TREASURY OBLIGATIONS (7.0%)
United States Treasury Bills, 4.195% due
  08/20/98.......................................  $13,400,000  $ 13,253,642
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $16,677,256)..................................                 16,677,256
                                                                ------------
TOTAL INVESTMENTS (COST $180,319,874) (99.6%).................
                                                                 187,838,784
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)..................
                                                                     740,131
                                                                ------------
NET ASSETS (100.0%)...........................................  $188,578,915
                                                                ------------
                                                                ------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at May 31, 1998, was $180,676,669, the aggregate gross unrealized appreciation and depreciation was $18,047,313 and $10,885,198, respectively, resulting in net unrealized appreciation of $7,162,115.

(i) Foreign security.

+ Non-income producing security.

144A - Securities restricted for resale to Qualified Institutional Buyers.

Spon. ADR - Sponsored American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $180,319,874 )          $187,838,784
Cash                                                    213,323
Receivable for Investments Sold                       1,633,147
Interest Receivable                                      24,400
Dividends Receivable                                     19,395
Deferred Organization Expenses                            7,275
Prepaid Trustees' Fees                                      322
Prepaid Expenses and Other Assets                            57
                                                   ------------
    Total Assets                                    189,736,703
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,000,006
Advisory Fee Payable                                     98,441
Custody Fee Payable                                      37,063
Organization Expenses Payable                             9,000
Administrative Services Fee Payable                       4,760
Administration Fee Payable                                  579
Fund Services Fee Payable                                   177
Accrued Expenses                                          7,762
                                                   ------------
    Total Liabilities                                 1,157,788
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $188,578,915
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 16, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $244 )                                                   $   272,912
Interest Income                                                   529,020
                                                              -----------
    Investment Income                                             801,932
EXPENSES
Advisory Fee                                       $596,695
Custodian Fees and Expenses                         161,211
Professional Fees and Expenses                       40,573
Administrative Services Fee                          29,566
Printing Expenses                                     5,500
Fund Services Fee                                     3,088
Administration Fee                                    2,036
Amortization of Organization Expenses                 1,725
Trustees' Fees and Expenses                             671
Insurance Expense                                       141
Miscellaneous                                           521
                                                   --------
    Total Expenses                                  841,727
Less: Reimbursement of Expenses                      (3,597)
                                                   --------
NET EXPENSES                                                      838,130
                                                              -----------
NET INVESTMENT LOSS                                               (36,198)
NET REALIZED GAIN ON INVESTMENTS                                4,883,980
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   7,518,910
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $12,366,692
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $          (36,198)
Net Realized Gain on Investments                            4,883,980
Net Change in Unrealized Appreciation of
  Investments                                               7,518,910
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                           12,366,692
                                                   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             206,272,601
Withdrawals                                               (30,060,378)
                                                   -------------------
    Net Increase from Investors' Transactions             176,212,223
                                                   -------------------
    Total Increase in Net Assets                          188,578,915
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period                                      $      188,578,915
                                                   -------------------
                                                   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.84%(a)
  Net Investment Loss                                           (0.04)%(a)
  Expenses without Reimbursement                                 0.84%(a)(b)
Portfolio Turnover                                                 73%

------------------------
(a) Annualized.

(b) Reimbursement was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $9,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the period June 16, 1997 (commencement of operations) through May 31, 1998, such fees amounted to $596,695.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $2,036.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P.Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      master portfolios for which Morgan provides similar services and J.P.Morgan Series Trust. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $29,566.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.20% of the average daily net assets of the portfolio through September 30, 1998. For the period June 16, 1997 (commencement of operations) through May 31, 1998, Morgan has agreed to reimburse the portfolio $3,597 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,088 for the period June 16, 1997 (commencement of operations) through May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period June 16, 1997 (commencement of operations) through May 31, 1998 were as follows:

              COST OF         PROCEEDS
             PURCHASES       FROM SALES
          ---------------   -------------
          $   231,359,965   $  72,601,446

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S Small Company Opportunities Portfolio (the "Portfolio") at May 31, 1998, and the results of its operations, the changes in its net assets and the supplementary data for the period June 16, 1997 (commencement of operations) through May 31, 1998, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 17, 1998

J.P. MORGAN FUNDS

            PRIME MONEY MARKET FUND

            FEDERAL MONEY MARKET FUND

            TAX EXEMPT MONEY MARKET FUND

            CALIFORNIA MONEY MARKET FUND

            SHORT TERM BOND FUND

            BOND FUND

            GLOBAL STRATEGIC INCOME FUND

            EMERGING MARKETS DEBT FUND

            TAX EXEMPT BOND FUND

            NEW YORK TOTAL RETURN BOND FUND

            CALIFORNIA BOND FUND: SELECT SHARES

            DIVERSIFIED FUND

            DISCIPLINED EQUITY FUND

            U.S. EQUITY FUND

            U.S. SMALL COMPANY FUND

            U.S. SMALL COMPANY OPPORTUNITIES FUND

            TAX AWARE U.S. EQUITY FUND: SELECT SHARES

            INTERNATIONAL EQUITY FUND

            EUROPEAN EQUITY FUND

            JAPAN EQUITY FUND

            INTERNATIONAL OPPORTUNITIES FUND

            EMERGING MARKETS EQUITY FUND

            GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
U.S. SMALL COMPANY
OPPORTUNITIES
FUND


ANNUAL REPORT
MAY 31, 1998